Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 16, 2025	Oct. 15, 2025	Oct. 17, 2025
Subsequent Events (Details) [Line Items]
Floor price		$ 0.63
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Registered shares of ordinary shares (in Shares)	6,608,661
Ordinary shares, par value	$ 0.0001		$ 0.0001
Convertible note principal amount (in Dollars)			$ 1,500,000